Note 12 - Events After the Reporting Period	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]

Note 12. Events After the Reporting Period

No events have occurred after the balance sheet date that effects the financial performance and positions disclosed in these condensed consolidated financial statements.